UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Greater Europe Growth Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares             Value ($)
                                                                                -----------------------------------------
Common Stocks 99.4%
Denmark 1.0%
TDC A/S                                                                                      89,334            3,707,083
(Cost $3,724,377)                                                                                            -----------

Finland 2.7%
Fortum Oyj                                                                                  374,876            6,696,675
TietoEnator Oyj                                                                             119,120            3,489,204
                                                                                                             -----------
(Cost $9,960,985)                                                                                             10,185,879

France 12.9%
Axa                                                                                         282,654            6,864,146
BNP Paribas SA                                                                              147,930           10,682,314
France Telecom SA                                                                           314,120            9,865,963
Thomson SA                                                                                  215,526            5,473,159
Vinci SA                                                                                     48,940            7,018,865
Vivendi Universal SA*                                                                       248,330            7,839,488
                                                                                                             -----------
(Cost $40,024,282)                                                                                            47,743,935

Germany 12.9%
Continental AG                                                                              116,940            8,122,424
Deutsche Post AG                                                                            196,790            4,586,730
E.ON AG                                                                                     135,182           12,114,018
Hypo Real Estate Holdings AG*                                                               179,703            7,118,978
Linde AG                                                                                     64,090            4,068,964
Schering AG                                                                                 107,200            7,254,899
Wincor Nixdorf AG*                                                                           57,232            4,583,556
                                                                                                             -----------
(Cost $38,210,071)                                                                                            47,849,569

Greece 1.2%
Public Power Corp.                                                                          148,720            4,329,124
(Cost $3,599,874)                                                                                            -----------

Ireland 3.3%
Grafton Group PLC*                                                                          518,384            6,333,388
Paddy Power PLC                                                                             395,204            6,030,488
                                                                                                             -----------
(Cost $9,575,814)                                                                                             12,363,876

Italy 8.4%
Assicurazioni Generali SpA                                                                  258,130            8,547,387
Beni Stabili SpA                                                                          1,056,215            1,096,696
Eni SpA                                                                                     449,610           10,947,323
Lottomatica SpA                                                                             155,308            5,835,359
Mediaset SpA                                                                                348,860            4,863,914
                                                                                                             -----------
(Cost $22,482,611)                                                                                            31,290,679

Netherlands 4.0%
ING Groep NV                                                                                337,686            9,743,674
Koninklijke Ahold NV*                                                                       612,210            5,053,507
                                                                                                             -----------
(Cost $11,029,521)                                                                                            14,797,181

Norway 3.5%
DNB NOR ASA                                                                                 427,309            3,913,049
Norsk Hydro ASA                                                                              81,971            6,255,694
Schibsted ASA                                                                                98,359            2,709,824
                                                                                                             -----------
(Cost $11,246,867)                                                                                            12,878,567

Spain 5.2%
Banco Santander Central Hispano SA (b)                                                      887,250           10,521,827
Telefonica SA                                                                               490,316            8,930,672
                                                                                                             -----------
(Cost $14,753,313)                                                                                            19,452,499

Sweden 3.9%
SKF AB "B"                                                                                  127,450            5,866,839
Telefonaktiebolaget LM Ericsson "B"*                                                      1,516,599            4,455,111
Volvo AB "B"                                                                                 97,540            3,958,449
                                                                                                             -----------
(Cost $13,232,896)                                                                                            14,280,399

Switzerland 6.6%
Clariant AG (Registered)                                                                    379,420            6,229,654
Credit Suisse Group (Registered)*                                                           211,773            8,541,323
Swatch Group AG "B"                                                                          36,350            5,072,535
Syngenta AG*                                                                                 42,350            4,551,773
                                                                                                             -----------
(Cost $21,498,048)                                                                                            24,395,285

United Kingdom 33.8%
Allied Domecq PLC                                                                           704,180            6,493,363
AstraZeneca PLC                                                                              97,030            3,647,652
BAA PLC                                                                                     670,050            7,877,173
Barclays PLC                                                                                574,463            6,301,630
Bovis Homes Group PLC                                                                       364,901            4,253,771
Cairn Energy PLC*                                                                           122,050            2,556,716
Capita Group PLC                                                                            577,100            3,896,286
Carnival PLC                                                                                 71,000            4,281,314
Corus Group PLC*                                                                          3,513,850            3,551,153
EMAP PLC                                                                                    254,990            4,082,540
Hays PLC                                                                                  1,706,126            3,995,178
Imperial Tobacco Group PLC                                                                  262,740            6,890,118
InterContinental Hotels Group PLC                                                           438,604            5,517,995
Land Securities Group PLC                                                                   184,710            4,785,524
Next PLC                                                                                    186,530            5,521,641
Reuters Group PLC                                                                           783,250            5,883,084
Rio Tinto PLC                                                                               198,820            6,212,704
Rolls-Royce Group PLC*                                                                      906,030            4,449,924
SSL International PLC                                                                       609,233            3,784,992
Standard Chartered PLC                                                                      391,980            7,202,481
Tesco PLC                                                                                 1,095,220            6,350,123
Vodafone Group PLC                                                                        4,079,691           10,561,611
Wolseley PLC                                                                                360,980            7,483,717
                                                                                                             -----------
(Cost $105,119,721)                                                                                          125,580,690


Total Common Stocks (Cost $304,458,380)                                                                      368,854,766
                                                                                                             -----------
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 2.35% (c)(d)
(Cost $15,252,230)                                                                       15,252,230           15,252,230

Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 2.30% (a)
(Cost $1,246,379)                                                                         1,246,379            1,246,379
                                                                                                             -----------

                                                                                               % of
                                                                                         Net Assets             Value ($)

Total Investment Portfolio  (Cost $320,956,989)                                               103.9          385,353,375
Other Assets and Liabilities, Net                                                              -3.9          -14,293,353
                                                                                                             -----------
Net Assets                                                                                      100          371,060,022
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $14,512,488, which is 3.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


At January 31, 2004, the Scudder Greater Europe Growth Fund had the following sector diversification:
                                                                   As a % of
                                                                  Investment
Sector                                   Value ($)                 Portfolio
-----------------------------------------------------------------------------
Financials                                   85,319,028                22.1%
Consumer Discretionary                       77,567,155                20.1%
Industrials                                  57,455,895                14.9%
Telecommunication Services                   33,065,329                 8.6%
Energy                                       26,456,408                 6.9%
Consumer Staples                             24,787,111                 6.4%
Materials                                    20,545,284                 5.3%
Utilities                                    16,443,142                 4.3%
Health Care                                  14,687,543                 3.8%
Information Technology                       12,527,871                 3.3%
                                                            -----------------
Total Common Stocks                         368,854,766                95.7%
                                                            -----------------
Cash Equivalents                              1,246,379                 0.3%
Securities Lending Collateral                15,252,230                 4.0%
                                                            -----------------
Total Investment Portfolio                  385,353,375               100.0%
                                                            -----------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Greater Europe Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Greater Europe Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005